Stockholders’ Equity (Details) - USD ($)	1 Months Ended	3 Months Ended			6 Months Ended		12 Months Ended
	Apr. 30, 2026	Jun. 30, 2026	Mar. 31, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Stockholders’ Equity [Line Items]
Gross proceeds (in Dollars)							$ 4,866,000	$ 509,000
ATM Offering [Member]
Stockholders’ Equity [Line Items]
Costs associated with the At The Market offering sale of shares							228,000	182,000
Common Stock [Member]
Stockholders’ Equity [Line Items]
Restricted stock units relating to shares issued	57,345						57,192
Restricted stock units vested relating to shares issued	94,210						95,210
Exercise of stock options								15,229
Common Stock [Member] | ATM Offering [Member]
Stockholders’ Equity [Line Items]
Costs associated with the At The Market offering sale of shares							1,213,593	116,851
Common Stock [Member] | Restricted Stock Units (RSUs) [Member]
Stockholders’ Equity [Line Items]
Restricted stock units relating to shares issued	7,775
Restricted stock units vested relating to shares issued	12,159
Director [Member] | Common Stock [Member]
Stockholders’ Equity [Line Items]
Common stock issued in payment of directors' fees		4,484		12,950	9,084	22,135	30,699	39,845
Directors fees paid in common stock		$ 14,000		$ 39,000	$ 28,000	$ 78,000	$ 108,000	$ 157,000
Director [Member] | Subsequent Event [Member]
Stockholders’ Equity [Line Items]
Directors fees paid in common stock			$ 14,000
Director [Member] | Subsequent Event [Member] | Common Stock [Member]
Stockholders’ Equity [Line Items]
Common stock issued in payment of directors' fees			4,600